GOING CONCERN AND LIQUIDITY ISSUES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Going Concern [Abstract]
GOING CONCERN
2 . GOING CONCERN AND LIQUIDITY ISSUES

The Company’s future success is dependent upon its ability to achieve profitable operations and generate cash from operating activities, and upon additional financing.  Management believes they can raise the appropriate funds needed to support their business plan and develop an operating company which is cash flow positive.

However, the Company has a working capital deficit, significant debt outstanding, incurred substantial net losses for the Three months ended March 31, 2014 and 2013 and has accumulated a deficit of approximately $ 89 million at March 31, 2014. The Company has not been able to generate sufficient cash from operating activities to fund its ongoing operations. There is no guarantee that the Company will be able to generate enough revenue and/or raise capital to support its operations.  These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The condensed consolidated financial statements do not include any adjustments relating to the recoverability or classification of recorded assets and liabilities that might result should the Company be unable to continue as a going concern.

2. GOING CONCERN

The Company’s future success is dependent upon its ability to achieve profitable operations and generate cash from operating activities, and upon additional financing.  Management believes they can raise the appropriate funds needed to support their business plan and develop an operating, cash flow positive company.

However the Company has incurred substantial net losses for the years ended December 31, 2013 and 2012 and has accumulated a deficit of approximately $85 million at December 31, 2013 and $81 million at December 31, 2012. The Company has not been able to generate sufficient cash from operating activities to fund its ongoing operations. There is no guarantee that the Company will be able to generate enough revenue and/or raise capital to support its operations.  These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The consolidated financial statements do not include any adjustments relating to the recoverability or classification of recorded assets and liabilities that might result should the Company be unable to continue as a going concern.